Financial Risk Management Objectives and Policies - Summary of Exposure to Foreign Currency Risk (Details) - Currency Risk - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
AUD
Financial liabilities
Net exposure	$ 130,049,585	$ 54,206,804
AUD | Cash
Financial assets
Changes in financial assets due to foreign currency risk exposure	131,913,902	55,307,319
AUD | Receivables
Financial assets
Changes in financial assets due to foreign currency risk exposure	485,840	38,263
AUD | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	(2,350,157)	(1,138,778)
EUR
Financial liabilities
Net exposure	(488,341)	(53,332)
EUR | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	(488,341)	(53,332)
GBP
Financial liabilities
Net exposure	(3,161)	(3,166)
GBP | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	(3,161)	(3,166)
CAD
Financial liabilities
Net exposure	(13,182)	(136,689)
CAD | Payables
Financial liabilities
Changes in financial liabilities due to foreign currency risk exposure	$ (13,182)	$ (136,689)